UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Income Builder Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
AFFILIATED MUTUAL FUNDS — 12.6%
Prudential Short Duration High Yield Income Fund (Class Q Stock)	2,353,502	$21,487,474
Prudential Total Return Bond Fund (Class Q Stock)	1,310,973	19,494,171

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,730,350)(a)		40,981,645

COMMON STOCKS — 33.6%
Aerospace & Defense — 0.2%
Boeing Co. (The)	1,408	188,193
Lockheed Martin Corp.	2,096	529,722

		717,915

Banks — 0.8%
Bank of America Corp.	33,262	481,966
JPMorgan Chase & Co.	20,669	1,322,196
Wells Fargo & Co.	18,002	863,556

		2,667,718

Beverages — 0.4%
Britvic PLC (United Kingdom)	62,035	513,501
Coca-Cola European Partners PLC (United Kingdom)	18,406	687,096

		1,200,597

Biotechnology — 0.3%
AbbVie, Inc.	13,928	922,452

Communications Equipment — 0.7%
Cisco Systems, Inc.	72,464	2,212,326

Containers & Packaging — 0.2%
Bemis Co., Inc.	12,665	646,422

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	17,606	762,164
Frontier Communications Corp.	291,223	1,514,360
HKBN Ltd. (Hong Kong), 144A(b)	61,931	74,053

		2,350,577

Electric Utilities — 0.9%
Alupar Investimento SA (Brazil), UTS	13,167	68,141
Brookfield Infrastructure Partners LP, MLP (Canada)(c)	21,197	997,531
Exelon Corp.	22,501	838,837
PG&E Corp., UTS	15,838	1,012,682

		2,917,191

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	4,847	390,280
USA Compression Partners LP, MLP	30,960	464,400

		854,680

Food Products — 1.5%
ConAgra Foods, Inc.	19,187	897,184
J.M. Smucker Co. (The)	11,996	1,849,303
Kraft Heinz Co. (The)	22,981	1,985,329

		4,731,816

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	10,166	474,955
McDonald’s Corp.	15,234	1,792,280
SeaWorld Entertainment, Inc.	35,604	548,302

		2,815,537

Household Products — 0.2%
Procter & Gamble Co. (The)	7,232	618,987

Independent Power & Renewable Electricity Producers — 0.3%
Atlantica Yield PLC (Spain)(c)	46,532	937,620

Industrial Conglomerates — 0.4%
General Electric Co.	38,600	1,202,004

IT Services — 0.6%
Computer Sciences Corp.	30,121	1,440,687
CSRA, Inc.	21,593	581,284

		2,021,971

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	5,117	812,784

Media — 0.2%
Time Warner, Inc.	8,758	671,301

Multi-Utilities — 0.2%
Sempra Energy	7,397	827,576

Oil, Gas & Consumable Fuels — 10.0%
Antero Midstream Partners LP, MLP	18,134	460,966
Boardwalk Pipeline Partners LP, MLP	65,984	1,102,593
Buckeye Partners LP, MLP	17,846	1,285,983
Cheniere Energy Partners LP Holdings LLC	55,648	1,126,872
Cheniere Energy Partners LP, MLP	49,132	1,369,309
Enbridge Energy Partners LP, MLP	48,962	1,143,752
Enbridge, Inc. (Canada)	16,665	685,431
Energy Transfer Equity LP, MLP	21,885	363,072
Energy Transfer Partners LP, MLP	38,825	1,533,588
Enterprise Products Partners LP, MLP	50,835	1,447,273
EQT GP Holdings LP, MLP	10,520	265,630
EQT Midstream Partners LP, MLP	13,090	1,044,713
Euronav NV (Belgium)	40,081	347,102
Kinder Morgan, Inc.	37,525	762,883
MPLX LP, MLP	16,952	550,092
NuStar Energy LP, MLP	16,587	831,838
Occidental Petroleum Corp.	16,369	1,223,255
ONEOK Partners LP, MLP	30,535	1,228,423
ONEOK, Inc.	16,441	736,392
Pembina Pipeline Corp. (Canada)	20,051	584,086
Phillips 66 Partners LP, MLP	8,310	444,585
Plains All American Pipeline LP, MLP	47,304	1,317,889
Plains GP Holdings LP, MLP (Class A Stock)	29,855	317,060
Rice Midstream Partners LP, MLP	54,620	1,033,410
Rose Rock Midstream LP, MLP	25,063	589,231
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	42,340	2,192,789
SemGroup Corp. (Class A Stock)	15,822	458,205
Suncor Energy, Inc. (Canada)	11,003	296,091
Sunoco Logistics Partners LP, MLP	43,558	1,257,955
Tallgrass Energy GP LP, MLP	14,500	337,995
Tallgrass Energy Partners LP, MLP	27,957	1,322,087
Targa Resources Corp.	37,577	1,400,119

TC Pipelines LP, MLP	6,577	366,273
TransCanada Corp. (Canada)	40,695	1,886,934
Williams Cos., Inc. (The)	11,516	276,039
Williams Partners LP, MLP	27,845	1,039,732

		32,629,647

Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	32,367	2,421,375
Pfizer, Inc.	45,476	1,677,610

		4,098,985

Pipelines — 0.1%
Enable Midstream Partners LP, MLP	38,982	496,241

Real Estate Investment Trusts (REITs) — 9.8%
Agellan Commercial Real Estate Investment Trust (Canada)	45,960	359,401
alstria office REIT-AG (Germany)(d)	21,130	294,270
Ascendas Real Estate Investment Trust (Singapore)	524,230	960,693
Cache Logistics Trust (Singapore)	2,009,163	1,299,236
Care Capital Properties, Inc.	30,620	905,740
Chesapeake Lodging Trust	60,772	1,535,708
Community Healthcare Trust, Inc.	70,203	1,613,967
Crown Castle International Corp.	7,056	684,644
CyrusOne, Inc.	36,216	1,985,361
Digital Realty Trust, Inc.(c)	11,440	1,195,022
Empiric Student Property PLC (United Kingdom)	425,077	646,954
Eurocommercial Properties NV (Netherlands), CVA	14,453	640,215
First Potomac Realty Trust	47,540	480,629
Four Corners Property Trust, Inc.	52,394	1,137,474
Frasers Logistics & Industrial Trust (Singapore)(d)	898,000	663,101
GEO Group, Inc. (The)	16,681	577,329
Keppel REIT (Singapore)	1,751,500	1,394,583
Lexington Realty Trust	53,994	586,915
Mapletree Commercial Trust (Singapore)	263,152	311,103
Mercialys SA (France)	27,342	639,233
MFA Financial, Inc.	87,880	660,858
MGM Growth Properties LLC (Class A Stock)	54,254	1,470,826
New York REIT, Inc.	110,907	1,058,053
NorthStar Realty Finance Corp.	80,692	1,081,273
Omega Healthcare Investors, Inc.	27,039	932,846
Physicians Realty Trust	19,028	413,288
Prologis Property Mexico SA de CV (Mexico)(d)	319,326	502,406
QTS Realty Trust, Inc. (Class A Stock)	12,356	707,381
Retail Properties of America, Inc. (Class A Stock)	4,514	79,582
Sabra Health Care REIT, Inc.	39,914	954,344
Senior Housing Properties Trust	33,883	752,541
STAG Industrial, Inc.	15,216	386,182
Starhill Global REIT (Singapore)	571,000	341,540
Starwood Property Trust, Inc.	41,222	898,640
Suntec Real Estate Investment Trust (Singapore)	1,036,259	1,296,853
Ventas, Inc.	7,220	549,875
Welltower, Inc.	7,847	622,503
WP Glimcher, Inc.	84,597	1,072,690

		31,693,259

Real Estate Management & Development — 0.2%
TLG Immobilien AG (Germany)	28,899	647,004

Road & Rail — 0.4%
Ryder System, Inc.	9,453	622,953

Union Pacific Corp.	8,789	817,816

		1,440,769

Semiconductors & Semiconductor Equipment — 0.3%
QUALCOMM, Inc.	14,590	913,042

Software — 0.5%
Microsoft Corp.	29,625	1,679,145

Specialty Retail — 0.6%
Home Depot, Inc. (The)	8,821	1,219,415
Lowe’s Cos., Inc.	9,732	800,749

		2,020,164

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	38,481	1,658,916

Tobacco — 0.7%
Philip Morris International, Inc.	21,966	2,202,311

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom), ADR	20,475	632,678

TOTAL COMMON STOCKS (cost $99,210,329)		109,241,635

EXCHANGE TRADED FUNDS — 8.5%
PowerShares Preferred Portfolio ETF	1,541,093	23,686,599
SPDR Barclays Convertible Securities ETF	83,972	3,832,482

TOTAL EXCHANGE TRADED FUNDS (cost $26,364,648)		27,519,081

PREFERRED STOCKS — 3.6%
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., CVT, Series A, 11.125%	12,316	1,217,806

Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc., CVT, Series B, 6.750%	4,437	474,182

Internet Software & Services — 0.3%
Alibaba Group Mandatory Exchangeable Trust, 5.750%(b)	8,845	935,668

Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp., CVT, 7.500%	18,279	695,333
Hess Corp., CVT, 8.000%	10,768	709,827

		1,405,160

Pharmaceuticals — 0.2%
Allergan PLC, CVT, Series A, 5.500%	876	785,194

Real Estate Investment Trusts (REITs) — 2.1%
American Homes 4 Rent, Series E, 6.350%	42,000	1,070,580
American Tower Corp., CVT, Series B, 5.500%	8,446	934,550
Cedar Realty Trust, Inc., Series B, 7.250%	20,700	544,617
DuPont Fabros Technology, Inc., Series C, 6.625%	69	1,940
Gramercy Property Trust, Series A, 7.125%(c)	31,339	835,184
Pebblebrook Hotel Trust, Series D, 6.375%	17,322	480,686
Pennsylvania Real Estate Investment Trust, Series A, 8.250%	26,380	694,322
STAG Industrial, Inc., Series C, 6.875%	16,720	457,710
Sunstone Hotel Investors, Inc., Series E, 6.950%(c)	36,500	994,625

VEREIT, Inc., Series F, 6.700%				31,343	846,888

					6,861,102

TOTAL PREFERRED STOCKS (cost $10,927,527)					11,679,112

	Interest Rate		Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND — 0.2%
GS Pilgrims Pride Corp., Sr. Unsec’d. Notes, MTN, 144A^(b) (cost $758,334)	5.800%		01/18/17	2,995	700,830

CORPORATE BONDS — 25.2%
Advertising — 0.1%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22	275	251,625

Aerospace & Defense — 0.1%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	150	155,250
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	75	77,401
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	125	129,835
TransDigm, Inc., Gtd. Notes, 144A	6.375%		06/15/26	75	77,063

					439,549

Airlines — 0.1%
UAL, Pass-Through Trust, Series 2007	6.636%		01/02/24	283	302,868

Auto Manufacturer — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%		04/15/23	200	202,000

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	150	169,125
Dana, Inc., Sr. Unsec’d. Notes	5.500%		12/15/24	100	101,375
Lear Corp., Gtd. Notes	5.250%		01/15/25	325	346,937
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	100	88,000
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	250	240,000
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%		02/28/23	200	207,500
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	200	207,500
TI Group Automotive Systems LLC (United Kingdom), Sr. Unsec’d. Notes, 144A	8.750%		07/15/23	150	154,125
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	250	261,250

					1,775,812

Banks — 1.3%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250%		08/12/18	200	206,500
Bank of America Corp., Jr. Sub. Notes	6.100	%(e)	12/29/49	200	209,106
Bank of America Corp., Jr. Sub. Notes	6.250	%(e)	09/29/49	75	78,563
Bank of America Corp., Jr. Sub. Notes	8.125	%(e)	12/29/49	25	25,563
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, RegS	5.750%		01/30/25	200	189,500
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750%		09/30/22	200	227,900
Caixa Economica Federal (Brazil), Sr. Unsec’d. Notes, RegS	4.250%		05/13/19	150	150,000
Citigroup, Inc., Jr. Sub. Notes	5.875	%(e)	12/29/49	100	100,687
Citigroup, Inc., Jr. Sub. Notes	5.950	%(e)	12/29/49	100	100,250
Citigroup, Inc., Jr. Sub. Notes	5.950	%(e)	12/29/49	325	334,652

Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%		09/23/21	200	199,975
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%		08/05/26	200	200,622
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375	%(e)	04/30/22	100	101,705
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(e)	12/29/49	25	26,150
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(e)	10/29/49	250	265,937
JPMorgan Chase & Co., Jr. Sub. Notes	6.125	%(e)	12/29/49	25	26,625
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(e)	12/29/49	31	32,240
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%		09/18/18	400	433,040
Oschadbank Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625%		03/20/25	200	193,476
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	7.750%		05/29/18	120	129,276
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, EMTN, RegS	9.375%		05/19/20	200	207,056
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	5.942%		11/21/23	200	204,173
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.902%		07/09/20	250	267,650
Wells Fargo & Co., Jr. Sub. Notes	5.900	%(e)	12/29/49	225	239,906

					4,150,552

Beverages
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	100	104,875

Building Materials — 0.6%
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	175	194,250
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	200	220,750
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	200	200,440
Griffon Corp., Gtd. Notes	5.250%		03/01/22	280	280,350
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	200	208,500
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $50,000; purchased 02/18/16)(b)(f)	5.125%		02/15/21	50	52,250
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $101,750; purchased 03/25/15)(b)(f)	5.375%		11/15/24	100	104,875
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%		07/15/23	150	151,125
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	8.500%		04/15/22	100	107,750
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24	100	102,534
USG Corp., Gtd. Notes, 144A	5.500%		03/01/25	50	53,375
Votorantim Cimentos SA (Brazil), Sr. Unsec’d. Notes, RegS	7.250%		04/05/41	200	192,500

					1,868,699

Chemicals — 1.2%
A Schulman, Inc., Gtd. Notes, 144A	6.875%		06/01/23	245	248,675
Ashland, Inc., Gtd. Notes	6.875%		05/15/43	325	351,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21	150	158,625
Axiall Corp., Gtd. Notes	4.875%		05/15/23	100	102,813
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750%		10/15/23	70	79,975
Blue Cube Spinco, Inc., Gtd. Notes, 144A	10.000%		10/15/25	125	142,812
Chemours Co. (The), Gtd. Notes(c)	6.625%		05/15/23	150	129,375
Chemours Co. (The), Gtd. Notes	7.000%		05/15/25	110	93,500

Chemtura Corp., Gtd. Notes	5.750%	07/15/21	288	295,920
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	125	127,812
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	75	77,250
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $145,850; purchased 05/09/16-08/18/16)(b)(f)	8.500%	11/01/22	75	77,579
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	75	84,750
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	200	169,000
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	450	441,000
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(b)	9.000%	11/15/20	175	121,187
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42	200	216,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	100	101,500
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	75	65,063
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	175	175,875
PQ Corp., Sr. Sec’d. Notes, 144A (original cost $50,000; purchased 04/26/16)(b)(f)	6.750%	11/15/22	50	52,594
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $365,625; purchased 10/21/14-10/7/15)(b)(f)	8.750%	12/15/20	375	298,125
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	100	81,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $353,750; purchased 02/02/15-06/17/15)(b)(f)	7.500%	02/15/19	350	314,125

				4,005,555

Coal
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	125	114,063

Commercial Services — 0.4%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	75	52,875
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	200	211,000
IHS Markit Ltd., Sr. Unsec’d. Notes, 144A	5.000%	11/01/22	50	51,375
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $165,969; purchased 10/27/14-05/06/15)(b)(f)	6.875%	02/15/21	175	119,000
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	475	426,312
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $110,250; purchased 11/10/14-01/25/16)(b)(f)	7.875%	05/01/18	125	121,875
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	100	98,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	150	152,812
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	75	77,101
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	50	51,938
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	75	80,114

				1,442,902

Computers — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	7.125%	06/15/24	100	107,597
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	110	116,505
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%	06/15/21	100	104,500

Western Digital Corp., Gtd. Notes, 144A	10.500%	04/01/24	685	771,481

				1,100,083

Cosmetics/Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $66,850; purchased 06/10/15)(b)(f)	4.625%	05/15/21	70	68,688

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	100	91,875
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	125	134,375
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	125	105,938
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	175	182,437

				514,625

Diversified Financial Services — 0.5%
Ally Financial, Inc., Gtd. Notes	8.000%	03/15/20	100	114,750
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	25	25,531
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	150	157,875
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%	06/01/26	75	76,875
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	375	427,500
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	50	62,628
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	50	53,625
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	125	120,937
Navient Corp., Sr. Unsec’d. Notes	5.875%	10/25/24	200	184,500
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%	03/25/24	25	23,625
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	50	50,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	100	106,750
OneMain Financial Holdings LLC, Gtd. Notes, 144A	6.750%	12/15/19	25	25,288
OneMain Financial Holdings LLC, Gtd. Notes, 144A	7.250%	12/15/21	75	75,000
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	50	48,500

				1,553,884

Electric — 1.8%
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	300	307,125
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	175	198,625
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	350	370,125
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	250	249,375
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	150	149,625
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750%	02/14/42	200	212,938
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	250	248,125
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	25	24,250
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	325	331,094
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24	675	654,750
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, RegS	5.750%	01/26/21	400	397,080
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, EMTN, RegS	6.750%	08/06/23	200	203,908
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17	225	190,687
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	275	195,250
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	900	1,036,125
Majapahit Holding BV (Indonesia), Gtd. Notes	7.875%	06/29/37	100	130,677
Mirant Mid-Atlantic, Pass-Through Trust(b)	9.125%	06/30/17	153	142,822
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	144	142,200
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	42	42,336
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	277	287,387
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	150	153,938
NRG REMA LLC, Series B, Pass-Through Certificates(b)	9.237%	07/02/17	8	7,683

NRG REMA LLC, Series C, Pass-Through Certificates(b)	9.681%	07/02/26	225	209,250
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625%	07/15/19	75	71,063

				5,956,438

Electrical Components & Equipment
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	125	124,375

Engineering & Construction — 0.1%
AECOM, Gtd. Notes	5.875%	10/15/24	200	214,500
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $218,750; purchased 09/24/14)(b)(f)	7.125%	06/26/42	200	66,500

				281,000

Entertainment — 0.9%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	300	300,000
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	125	130,938
CCM Merger, Inc., Gtd. Notes, 144A (original cost $397,478; purchased 09/26/14-11/17/15)(b)(f)	9.125%	05/01/19	375	393,281
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	350	357,000
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	375	393,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	75	80,438
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	75	79,969
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	150	156,375
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	150	155,812
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	300	306,186
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	675	455,625
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	150	133,312

				2,942,686

Environmental Control — 0.1%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	250	255,312

Food — 0.9%
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	100	102,750
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	100	103,500
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23	200	196,000
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	100	91,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	150	154,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $351,875; purchased 01/5/16-07/05/16)(b)(f)	7.250%	06/01/21	350	361,375
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $100,000; purchased 05/20/15)(b)(f)	5.750%	06/15/25	100	97,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $242,000; purchased 07/02/15-01/27/16)(b)(f)	5.875%	07/15/24	250	248,750
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	25	25,313
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A	5.875%	01/15/24	75	79,688
Post Holdings, Inc., Gtd. Notes	7.375%	02/15/22	25	26,768
Post Holdings, Inc., Gtd. Notes, 144A	5.000%	08/15/26	175	174,453
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	250	263,750
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	100	106,750
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	125	143,437
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	150	158,250

Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	75	79,328
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	175	182,437
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	50	43,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	150	130,500

				2,769,424

Forest Products & Paper
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	150	117,375

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	75	77,625
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	75	78,563
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $248,979; purchased 06/17/15)(b)(f)	6.375%	03/30/38	242	247,166

				403,354

Healthcare-Products — 0.3%
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	625	532,812
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	175	178,938
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	125	127,656
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	300	262,500

				1,101,906

Healthcare-Services — 1.4%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	218	216,448
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	300	309,000
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	500	430,000
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	375	341,017
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	125	120,156
HCA, Inc., Gtd. Notes	5.375%	02/01/25	970	1,009,411
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	25	25,125
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	150	155,625
HealthSouth Corp., Gtd. Notes	5.750%	09/15/25	75	77,447
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	225	230,062
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	50	50,375
LifePoint Health, Inc., Gtd. Notes	5.875%	12/01/23	75	79,125
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	7.125%	06/01/24	75	80,016
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	325	321,548
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	75	79,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	150	152,438
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	475	475,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	06/15/23	325	312,812
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	25	25,813

				4,491,293

Holding Companies - Diversified — 0.1%
Argos Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	7.125%	03/15/23	325	339,625

Home Builders — 0.9%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	50	48,813
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	225	205,312
Beazer Homes USA, Inc., Sec’d. Notes	6.625%	04/15/18	225	228,937
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	75	72,375

Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	125	127,500
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	25	25,938
CalAtlantic Group, Inc., Gtd. Notes	8.375%	01/15/21	200	236,300
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	100	106,250
KB Home, Gtd. Notes	7.250%	06/15/18	150	161,437
KB Home, Gtd. Notes	7.625%	05/15/23	50	52,250
Lennar Corp., Gtd. Notes	4.750%	05/30/25	185	187,775
Lennar Corp., Gtd. Notes	4.875%	12/15/23	65	67,113
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	75	77,250
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	50	52,094
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	125	124,844
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	175	182,500
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	75	76,125
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	225	229,639
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	425	437,750
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	75	77,063
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	200	202,000

				2,979,265

Household Products/Wares
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	75	81,188

Housewares
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%	10/15/23	50	53,375

Internet — 0.3%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	400	429,000
Blue Coat Holdings, Inc., Gtd. Notes, 144A	8.375%	06/01/23	250	281,250
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375%	05/15/25	95	99,394

				809,644

Iron/Steel — 0.2%
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	150	158,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	180	211,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $120,156; purchased 12/22/14)(b)(f)	6.375%	05/01/22	125	124,140

				493,890

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $108,875; purchased 05/05/16-04/06/16)(b)(f)	6.250%	05/15/25	125	98,125
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $180,313; purchased 03/30/15-06/09/16)(b)(f)	8.500%	10/15/22	175	154,437

				252,562

Lodging — 0.5%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	325	348,156
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	50	53,313
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	350	363,125
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	75	77,250
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A	5.625%	05/01/24	50	53,550
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	225	249,048

MGM Resorts International, Gtd. Notes	6.750%	10/01/20	50	55,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $284,000; purchased 10/01/14-01/22/16)(b)(f)	6.375%	06/01/21	300	298,500

				1,498,192

Machinery-Construction & Mining — 0.1%
Terex Corp., Gtd. Notes	6.000%	05/15/21	50	50,875
Terex Corp., Gtd. Notes	6.500%	04/01/20	100	101,750
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	25	14,250

				166,875

Machinery-Diversified — 0.2%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	275	280,500
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	150	161,062
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $27,156; purchased 10/21/14)(b)(f)	8.750%	12/15/19	25	25,750
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	100	103,000
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500%	02/15/24	50	56,688

				627,000

Media — 2.3%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	200	206,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24	200	211,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	50	52,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	425	448,375
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	1,000	1,065,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	305	303,284
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	125	124,688
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	100	103,125
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	47	46,765
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	100	95,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	350	378,000
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	100	106,250
DISH DBS Corp., Gtd. Notes, 144A	7.750%	07/01/26	225	233,297
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	200	210,000
Gray Television, Inc., Gtd. Notes	7.500%	10/01/20	230	240,062
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	155	161,975
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	7.250%	02/15/22	250	262,500
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	150	156,750
Nexstar Escrow Corp., Gtd. Notes, 144A	5.625%	08/01/24	175	177,844
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	275	287,375
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	400	399,500

Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	200	210,000
Sinclair Television Group, Inc., Gtd. Notes	6.375%	11/01/21	175	184,187
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	25	25,813
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	50	52,500
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	200	215,000
Time, Inc., Gtd. Notes, 144A	5.750%	04/15/22	150	146,625
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	150	153,000
Univision Communications, Inc., Gtd. Notes, 144A (original cost $417,650; purchased 06/28/16-07/05/16)(b)(f)	8.500%	05/15/21	400	419,852
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $152,250; purchased 04/16/15)(b)(f)	5.125%	02/15/25	150	154,312
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	300	302,274
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	200	206,000

				7,338,853

Metal Fabricate & Hardware
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	100	105,000

Mining — 0.8%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	200	210,250
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875%	07/15/24	50	48,000
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, RegS	4.875%	11/04/44	400	434,430
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	140	140,350
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.550%	03/01/22	250	213,750
Freeport-McMoRan, Inc., Gtd. Notes	3.875%	03/15/23	75	64,504
International Wire Group, Inc., Sr. Sec’d. Notes, 144A	10.750%	08/01/21	125	120,313
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	75	81,750
Kaiser Aluminum Corp., Gtd. Notes, 144A	5.875%	05/15/24	50	52,500
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	200	204,200
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	100	105,520
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	175	187,442
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	150	152,625
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	125	129,219
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	115	110,118
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	150	133,687
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	75	81,563

				2,470,221

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $166,415; purchased 06/22/15)(b)(f)	5.000%	03/15/22	166	167,660
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	155	158,487

				326,147

Office/Business Equipment
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	150	156,431

Oil & Gas — 2.6%
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	75	33,000
California Resources Corp., Gtd. Notes	6.000%	11/15/24	115	49,450
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	333	213,187
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	215	211,775
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	25	25,312

Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.510%	03/07/22	200	218,030
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN, RegS	8.625%	04/28/34	155	192,992
Halcon Resources Corp., Sec’d. Notes, 144A(g)	8.625%	02/01/20	125	115,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $150,000; purchased 05/20/15)(b)(f)	5.750%	10/01/25	150	141,750
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20	450	490,500
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	6.375%	04/09/21	200	216,040
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	50	35,250
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	175	130,375
Memorial Resource Development Corp., Gtd. Notes	5.875%	07/01/22	260	260,055
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	75	71,625
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A(f)(g) (original cost $207,000; purchased 9/24/14)	5.375%	01/26/19	200	33,000
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	4.300%	05/20/23	200	205,625
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/03/22	200	213,100
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	6.450%	05/30/44	200	226,583
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.500%	05/27/41	200	228,377
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	5.375%	04/12/27	625	228,287
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	05/16/24	500	182,500
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	8.500%	11/02/17	820	638,370
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	9.000%	11/17/21	150	73,840
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	12.750%	02/17/22	100	54,450
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	410	436,650
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	350	316,711
Petroleos Mexicanos (Mexico), Gtd. Notes	6.000%	03/05/20	30	32,370
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	430	430,645
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.500%	02/04/19	80	84,600
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.875%	08/04/26	80	89,800
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes	6.000%	05/08/22	150	146,250
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	25	22,937
Range Resources Corp., Gtd. Notes	5.000%	03/15/23	25	23,000
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	50	50,125
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	200	200,628
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, RegS	3.250%	04/28/25	200	205,959
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	3.900%	05/17/22	200	213,781
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, RegS	4.875%	05/17/42	400	477,644
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN, RegS	4.750%	03/13/23	400	376,535
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	100	101,250

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	150	152,625
Triangle USA Petroleum Corp., Gtd. Notes, 144A (original cost $63,750; purchased 05/07/15)(b)(f)(g)	6.750%	07/15/22	75	17,250
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	50	49,625
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	150	139,500
Whiting Petroleum Corp., Gtd. Notes	5.750%	03/15/21	25	20,938
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	50	49,250
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	115	104,075
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	100	98,062
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.875%	12/19/18	100	108,500
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	50	54,250

				8,491,433

Packaging & Containers — 0.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	100	101,750
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625%	06/15/19	591	608,311
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	250	263,750
Ball Corp., Gtd. Notes	4.375%	12/15/20	100	107,125
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	200	201,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	125	140,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23	50	53,750
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	50	54,844
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	150	142,125
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $301,125; purchased 01/22/15-06/29/16)(b)(f)	6.500%	10/01/21	300	307,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A	7.000%	07/15/24	125	132,109
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	300	311,985
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	25	26,281

				2,450,530

Pharmaceuticals — 0.3%
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	25	22,500
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	75	65,063
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	200	174,376
NBTY, Inc., Sr. Unsec’d. Notes, 144A	7.625%	05/15/21	100	102,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	75	66,891
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	25	20,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25	375	311,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	75	74,062
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	150	169,125

				1,005,892

Pipelines — 0.4%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%	04/01/23	25	23,250
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	200	199,000

Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	175	176,312
MPLX LP, Gtd. Notes, 144A	4.875%	12/01/24	50	49,515
MPLX LP, Gtd. Notes, 144A	4.875%	06/01/25	50	49,955
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $159,375; purchased 05/27/15)(b)(f)	6.000%	01/15/19	150	155,062
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	25	22,313
Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875%	03/24/26	250	274,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	25	25,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	6.750%	03/15/24	100	104,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	125	131,798

				1,211,080

Real Estate — 0.1%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $101,125; purchased 11/10/14-03/29/16)(b)(f)	8.250%	12/01/22	100	106,188
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	125	126,875

				233,063

Real Estate Investment Trusts (REITs) — 0.2%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	50	52,406
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	150	161,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	75	78,844
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	75	78,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	75	81,750
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	200	204,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	50	50,375

				708,250

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	75	78,656
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	125	127,813
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	100	98,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	100	55,000
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	75	77,085
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	100	103,550
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	7.000%	06/15/23	50	43,875
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	150	151,500
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $101,000; purchased 06/21/16)(b)(f)	9.250%	06/15/21	100	105,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	100	105,812
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	250	262,033
Landry’s, Inc., Gtd. Notes, 144A (original cost $204,439; purchased 10/28/14-01/05/15)(b)(f)	9.375%	05/01/20	192	202,080
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	100	88,000

Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	575	487,370
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	100	94,000
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	250	265,312
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	125	134,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	30	31,200
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $75,000; purchased 05/29/15)(b)(f)	8.000%	06/15/22	75	65,250

				2,576,536

Semiconductors — 0.3%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	100	109,344
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	100	89,750
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	350	310,625
Microsemi Corp., Gtd. Notes, 144A	9.125%	04/15/23	50	56,750
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	200	205,500
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	325	333,125

				1,105,094

Software — 1.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	735	599,025
Change Healthcare Holdings, Inc., Gtd. Notes	11.000%	12/31/19	275	290,813
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	1,150	1,183,062
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $398,600; purchased 03/16/15-07/07/16)(b)(f)	7.125%	05/01/21	440	412,500
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	325	321,750
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	200	197,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	150	153,750
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	250	258,750

				3,416,650

Telecommunications — 1.6%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	75	80,625
Avaya, Inc., Sec’d. Notes, 144A(b)	10.500%	03/01/21	265	71,550
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23	200	218,330
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20	100	105,750
Columbus Cable Barbados Ltd. (Barbados), Gtd. Notes, RegS (original cost $211,700; purchased 10/01/14)(b)(f)	7.375%	03/30/21	200	213,442
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	115	119,140
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	425	448,375
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	150	157,125
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	200	182,500
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	200	185,400
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	6.000%	04/15/21	200	185,750
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	125	129,375
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	200	131,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	150	112,125
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	235	54,050
Sprint Corp., Gtd. Notes	7.250%	09/15/21	500	466,565
Sprint Corp., Gtd. Notes	7.625%	02/15/25	365	325,762
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	300	324,900
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	250	268,325
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18	200	203,500

Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%		05/30/24		200	202,500
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17		200	199,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		100	110,168
West Corp., Sr. Sec’d. Notes, 144A	4.750%		07/15/21		250	251,875
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%		04/30/20		200	205,876
Windstream Services LLC, Gtd. Notes	7.875%		11/01/17		231	243,705

						5,197,213

Textiles — 0.1%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%		06/01/21		350	362,250

Transportation — 0.3%
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.375%		10/06/20		200	211,420
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.950%		07/10/42		200	209,500
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%		07/31/23		200	202,500
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%		06/15/22		250	247,500
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%		09/01/19		75	77,812

						948,732

TOTAL CORPORATE BONDS (cost $82,089,005)						81,743,934

FOREIGN GOVERNMENT BONDS — 12.3%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, RegS	9.500%		11/12/25		400	381,080
Argentina Bonar Bonds (Argentina), Bonds	8.750%		05/07/24		300	342,479
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%		04/17/17		910	928,831
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(g)	2.260%		12/31/38	EUR	200	137,291
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(g)	2.500	%(e)	12/31/38		180	121,950
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	138	158,157
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	8.280%		12/31/33		631	708,204
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		300	322,800
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%		04/22/26		480	521,280
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, RegS	6.500%		06/10/19		100	107,500
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477%		07/24/23		128	124,881
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%		01/22/21		900	955,350
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		150	148,050
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		100	115,600
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		348	437,610
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, RegS	8.950%		02/19/21		200	223,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	6.125%		01/18/41		355	407,362

Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37	540	695,250
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	10.375%	01/28/33	200	308,500
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	4.250%	01/26/23	400	389,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	7.158%	03/12/45	200	213,500
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	5.500%	04/04/23	250	268,750
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.375%	03/24/21	300	330,600
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.625%	07/14/20	285	313,748
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, RegS	6.750%	11/05/19	350	383,414
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	5.875%	04/18/24	200	211,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.450%	04/30/44	550	627,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	745	834,400
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	7.950%	06/20/24	400	347,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	10.500%	03/24/20	200	200,300
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25	200	186,040
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	5.875%	06/11/25	200	186,040
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	6.875%	04/30/40	100	93,020
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.375%	12/01/19	105	112,613
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.625%	02/01/41	300	308,250
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	7.750%	01/24/23	300	330,750
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, RegS	8.250%	04/10/32	80	88,400
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes, RegS	6.625%	12/11/24	200	189,964
Gabon Government International Bond (Gabon), Bonds, RegS	8.200%	12/12/17	200	207,540
Georgia Government International Bond (Georgia), Unsec’d. Notes, RegS	6.875%	04/12/21	200	221,500
Ghana Government International Bond (Ghana), Gov’t. Gtd. Notes, RegS	10.750%	10/14/30	200	217,600
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	8.125%	01/18/26	200	173,124
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, RegS	8.500%	10/04/17	150	153,750
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, RegS	5.750%	06/06/22	200	227,000
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, RegS	8.750%	12/16/20	200	232,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23	508	568,960

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		222	250,889
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		200	230,150
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		412	471,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		200	296,976
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	4.125%	01/15/25		250	264,856
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	5.250%	01/17/42		520	589,938
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.950%	01/08/46		200	249,445
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		200	287,093
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	8.500%	10/12/35		100	150,400
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250%	07/15/21	IDR	1,100,000	89,387
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes,	8.375%	09/15/26	IDR	1,000,000	84,361
Iraq International Bond (Iraq), Unsec’d. Notes, RegS	5.800%	01/15/28		750	562,500
Ivory Coast Government International Bond (Cote D’Ivoire), Sr. Unsec’d. Notes, 144A	5.750%	12/31/32		149	141,847
Ivory Coast Government International Bond (Cote D’Ivoire), Sr. Unsec’d. Notes, RegS	5.750%	12/31/32		446	425,542
Ivory Coast Government International Bond (Cote D’Ivoire), Sr. Unsec’d. Notes, RegS	6.375%	03/03/28		200	200,516
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25		200	228,500
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.875%	07/28/45		200	226,500
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%	03/15/39		100	117,375
KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	4.625%	05/24/23		200	185,040
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, RegS, 144A	6.500%	07/21/45		200	236,000
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN, RegS	6.500%	07/21/45		200	236,000
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, RegS	5.875%	06/24/19		600	601,500
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, RegS	6.875%	06/24/24		200	189,700
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN, RegS	5.450%	11/28/19		20	19,838
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN, RegS	6.250%	11/04/24		110	106,392
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.375%	03/09/20		400	404,064
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN, RegS	6.600%	11/27/26		200	196,000
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN, RegS	8.250%	04/12/21		420	455,175
Malaysia Sukuk Global Bhd (Malaysia), Gov’t. Gtd. Notes, 144A	4.080%	04/27/46		250	269,125
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	710	39,323
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40		598	754,975

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		09/27/34		203	276,080
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, EMTN, RegS	4.125%		01/05/18		400	390,000
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	4.250%		12/11/22		200	214,850
Nigeria Government International Bond (Nigeria), Bonds, RegS	6.750%		01/28/21		200	199,900
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, RegS	6.375%		07/12/23		200	194,850
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	7.250%		04/15/19		300	320,841
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%		09/30/25		200	223,108
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%		04/29/53		250	262,813
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		100	135,375
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	7.125%		01/29/26		450	599,625
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		04/01/29		100	154,000
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, RegS	6.100%		08/11/44		200	223,500
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A	4.325%		05/28/25		200	212,260
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50		180	228,150
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%		03/14/37		655	894,075
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%		07/21/25		100	136,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%		01/14/31		460	721,577
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, RegS	3.000	%(e)	05/01/20	EUR	90	93,074
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, RegS	9.950%		06/09/21		150	168,000
Republic of Angola Via Northern Lights III BV (Angola), Sr. Sec’d. Notes, RegS	7.000%		08/16/19		203	198,341
Republic of Armenia International Bond (Armenia), Sr. Unsec’d. Notes, RegS	6.000%		09/30/20		200	204,500
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec’d. Notes, RegS	4.750%		03/18/24		200	202,180
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, RegS	8.950%		01/26/18		200	208,820
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes	3.875%		10/29/35	EUR	170	205,266
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	3.875%		10/29/35	EUR	120	144,894
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	4.375%		08/22/23		310	336,582
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	6.125%		01/22/44		96	123,485
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN, RegS	6.750%		02/07/22		302	361,162
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	5.625%		04/04/42		200	219,500

Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	5.875%		09/16/43	200	227,442
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	12.750%		06/24/28	420	747,417
Senegal Goverment International Bond (Senegal), Sr. Unsec’d. Notes, RegS	8.750%		05/13/21	200	220,540
Serbia International Bond (Serbia), Bonds, RegS	4.875%		02/25/20	400	415,365
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, RegS	7.250%		09/28/21	200	231,350
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.665%		01/17/24	100	105,222
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%		04/14/26	200	211,200
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		05/30/22	150	168,863
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%		10/04/20	430	455,297
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250%		07/27/21	230	242,449
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.850%		11/03/25	400	421,211
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%		04/16/43	200	184,792
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%		01/14/41	400	426,676
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	500	548,654
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.875%		03/17/36	419	492,325
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	4.067	%(h)	05/31/40	225	75,983
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	4.994	%(h)	05/31/40	50	16,885
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/19	300	297,810
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%		09/01/19	100	99,270
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/20	506	498,511
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%		09/01/20	100	98,520
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/21	104	101,941
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/22	104	101,811
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%		09/01/27	100	96,270
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625%		04/27/22	200	198,000
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.500%		08/14/24	180	197,820
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	255	258,188
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.625%		03/21/36	300	415,650
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.000%		03/31/38	620	253,425
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%		10/13/19	275	131,656

Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	9.000%	05/07/23	100	44,375
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	4.800%	11/19/24	200	213,613
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes, RegS	8.500%	04/14/24	200	176,040
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes, RegS	8.970%	07/30/27	200	175,500
Zambia Government International Bond (Zambia), Unsec’d. Notes, RegS	5.375%	09/20/22	200	158,100

TOTAL FOREIGN GOVERNMENT BONDS (cost $38,397,788)				39,884,074

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes(i)(j) (cost $807,786)	2.250%	11/15/24	800	854,218

TOTAL LONG-TERM INVESTMENTS (cost $298,285,767)				312,604,529

SHORT-TERM INVESTMENT — 4.5%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $14,472,727; includes $3,166,355 of cash collateral for securities on loan)(a)(k)			14,472,727	14,472,727

TOTAL INVESTMENTS — 100.8% (cost $312,758,494)(l)				327,077,256
Liabilities in excess of other assets(m) — (0.8)%				(2,457,340)

NET ASSETS — 100.0%				$324,619,916

The following abbreviations are used in the quarterly schedule of holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
MLP	Master Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
UTS	Unit Trust Security
BRL	Brazilian Real

CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $700,830 and 0.2% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,097,720; cash collateral of $3,166,355 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Non-income producing security.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $6,399,055. The aggregate value of $5,825,606 is approximately 1.8% of net assets.
(g)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(h)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$315,123,084

Appreciation	17,372,490
Depreciation	(5,418,318)

Net Unrealized Appreciation	$11,954,172

The book basis may differ from tax basis due to certain tax-related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
6	2 Year U.S. Treasury Notes	Sep. 2016	$1,306,734	$1,314,000	$7,266
23	5 Year U.S. Treasury Notes	Sep. 2016	2,765,070	2,806,359	41,289
10	10 Year U.S. Treasury Notes	Sep. 2016	1,295,057	1,330,469	35,412
1	20 Year U.S. Treasury Bonds	Sep. 2016	163,188	174,438	11,250

					95,217

	Short Position:
25	10 Year U.S. Treasury Notes	Sep. 2016	3,290,016	3,326,172	(36,156)

					$59,061

Cash of $100,000 and a U.S. Treasury Obligation with a market value of $128,133 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Forward foreign currency exchange contracts outstanding at July 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 08/02/16	Goldman Sachs & Co.	BRL	401	$123,658	$123,349	$(309)
Expiring 08/02/16	Goldman Sachs & Co.	BRL	401	121,133	123,349	2,216
Expiring 09/02/16	Goldman Sachs & Co.	BRL	401	121,012	122,020	1,008
Colombian Peso, Expiring 08/05/16	Bank of America	COP	115,036	37,726	37,411	(315)
Expiring 08/05/16	Goldman Sachs & Co.	COP	193,324	62,972	62,872	(100)
Expiring 08/05/16	Goldman Sachs & Co.	COP	161,959	53,049	52,671	(378)
Expiring 10/20/16	Citigroup Global Markets	COP	196,258	63,065	62,869	(196)
Czech Koruna, Expiring 10/21/16	Citigroup Global Markets	CZK	2,240	91,671	92,942	1,271
Euro, Expiring 10/27/16	Bank of America	EUR	192	211,464	215,129	3,665
Indian Rupee, Expiring 08/12/16	Citigroup Global Markets	INR	20,954	309,205	312,060	2,855
Expiring 08/12/16	Hong Kong & Shanghai Bank	INR	25,611	378,775	381,407	2,632
Malaysian Ringgit, Expiring 09/26/16	Citigroup Global Markets	MYR	558	136,282	136,658	376
Expiring 09/26/16	Citigroup Global Markets	MYR	479	116,949	117,305	356
Expiring 09/26/16	Citigroup Global Markets	MYR	114	27,813	27,915	102
Expiring 09/26/16	JPMorgan Chase	MYR	1,194	295,600	292,194	(3,406)
Expiring 10/07/16	Citigroup Global Markets	MYR	298	74,150	72,878	(1,272)
Expiring 10/07/16	Citigroup Global Markets	MYR	263	65,507	64,383	(1,124)
Expiring 10/07/16	JPMorgan Chase	MYR	967	246,278	236,616	(9,662)
Mexican Peso, Expiring 10/14/16	Goldman Sachs & Co.	MXN	3,176	171,757	167,977	(3,780)

Expiring 10/21/16	Citigroup Global Markets	MXN	11,855	633,686	626,533	(7,153)
Expiring 10/21/16	Citigroup Global Markets	MXN	4,695	247,822	248,134	312
New Taiwanese Dollar, Expiring 09/30/16	Citigroup Global Markets	TWD	3,762	116,893	117,995	1,102
Expiring 09/30/16	JPMorgan Chase	TWD	21,082	653,910	661,201	7,291
Peruvian Nuevo Sol, Expiring 08/05/16	Citigroup Global Markets	PEN	661	196,063	197,092	1,029
Expiring 10/20/16	Citigroup Global Markets	PEN	241	71,208	71,310	102
Philippine Peso, Expiring 08/15/16	Bank of America	PHP	5,296	111,865	112,308	443
Expiring 08/15/16	Barclays Capital Group	PHP	11,653	248,205	247,134	(1,071)
Expiring 08/15/16	BNP Paribas	PHP	531	11,375	11,266	(109)
Expiring 08/15/16	Citigroup Global Markets	PHP	7,980	168,529	169,232	703
Expiring 08/15/16	Goldman Sachs & Co.	PHP	2,738	57,888	58,068	180
Expiring 08/15/16	Goldman Sachs & Co.	PHP	2,570	54,305	54,508	203
Expiring 08/15/16	Goldman Sachs & Co.	PHP	555	11,818	11,767	(51)
Expiring 08/15/16	JPMorgan Chase	PHP	18,628	392,587	395,056	2,469
Expiring 10/20/16	Goldman Sachs & Co.	PHP	139	2,948	2,934	(14)
Polish Zloty, Expiring 10/21/16	Bank of America	PLN	183	46,816	46,910	94
Expiring 10/21/16	Citigroup Global Markets	PLN	1,971	494,177	504,818	10,641
Expiring 10/21/16	Citigroup Global Markets	PLN	183	46,816	46,939	123
Russian Ruble, Expiring 10/07/16	Bank of America	RUB	19,348	300,200	287,968	(12,232)
Expiring 10/07/16	Bank of America	RUB	5,798	90,502	86,302	(4,200)
Expiring 10/07/16	Bank of America	RUB	4,282	66,756	63,728	(3,028)
Expiring 10/07/16	Bank of America	RUB	4,080	63,578	60,732	(2,846)
Expiring 10/07/16	Citigroup Global Markets	RUB	6,329	96,907	94,206	(2,701)
Expiring 10/07/16	Citigroup Global Markets	RUB	2,146	33,474	31,946	(1,528)
Expiring 10/07/16	Credit Suisse First Boston Corp.	RUB	21,322	330,395	317,348	(13,047)
Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	212	157,473	158,160	687
South African Rand, Expiring 10/13/16	Citigroup Global Markets	ZAR	2,153	146,376	152,716	6,340
Expiring 10/13/16	Citigroup Global Markets	ZAR	2,089	141,800	148,214	6,414
Expiring 10/13/16	Citigroup Global Markets	ZAR	1,805	124,102	128,068	3,966
Expiring 10/13/16	Citigroup Global Markets	ZAR	1,787	123,139	126,810	3,671
Expiring 10/13/16	Citigroup Global Markets	ZAR	897	61,569	63,641	2,072
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	3,585	243,961	254,356	10,395
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	897	61,570	63,615	2,045

South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	104,504	92,400	93,270	870
Thai Baht, Expiring 10/21/16	Citigroup Global Markets	THB	13,803	396,457	395,718	(739)
Turkish Lira, Expiring 08/19/16	Bank of America	TRY	1,273	416,740	423,929	7,189
Expiring 08/19/16	Bank of America	TRY	1,273	416,740	423,928	7,188
Expiring 08/19/16	JPMorgan Chase	TRY	636	209,684	211,964	2,280

				$9,848,800	$9,871,829	23,029

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 08/02/16	Goldman Sachs & Co.	BRL	401	$123,658	$123,349	$309
Expiring 08/02/16	Goldman Sachs & Co.	BRL	401	122,261	123,349	(1,088)
Chinese Renminbi, Expiring 10/27/16	Hong Kong & Shanghai Bank	CNH	2,253	335,349	338,624	(3,275)
Colombian Peso, Expiring 08/05/16	Citigroup Global Markets	COP	556,865	181,611	181,100	511
Expiring 08/05/16	Citigroup Global Markets	COP	480,629	156,466	156,307	159
Expiring 08/05/16	Citigroup Global Markets	COP	89,691	29,184	29,169	15
Euro, Expiring 10/07/16	Citigroup Global Markets	EUR	67	74,150	75,066	(916)
Expiring 10/07/16	Citigroup Global Markets	EUR	59	65,507	66,317	(810)
Expiring 10/27/16	Bank of America	EUR	2,483	2,740,117	2,786,479	(46,362)
Expiring 10/27/16	Goldman Sachs & Co.	EUR	111	123,911	125,121	(1,210)
Expiring 10/27/16	Goldman Sachs & Co.	EUR	111	123,911	125,118	(1,207)
Hungarian Forint, Expiring 10/21/16	Citigroup Global Markets	HUF	61,685	215,497	221,816	(6,319)
Indian Rupee, Expiring 08/12/16	Bank of America	INR	20,149	300,200	300,073	127
Expiring 08/12/16	Citigroup Global Markets	INR	21,499	317,284	320,174	(2,890)
Expiring 10/20/16	Citigroup Global Markets	INR	4,936	72,539	72,649	(110)
Indonesian Rupiah, Expiring 08/29/16	Bank of America	IDR	1,047,576	77,627	79,611	(1,984)
Expiring 08/29/16	Citigroup Global Markets	IDR	1,265,559	90,917	96,176	(5,259)
Japanese Yen, Expiring 10/27/16	Hong Kong & Shanghai Bank	JPY	632	5,992	6,211	(219)
New Taiwanese Dollar, Expiring 09/30/16	Bank of America	TWD	3,720	115,700	116,663	(963)
Expiring 12/15/16	Barclays Capital Group	TWD	21,065	625,439	661,772	(36,333)

Peruvian Nuevo Sol, Expiring 09/08/16	Credit Suisse First Boston Corp.	PEN	673	189,832	199,928	(10,096)
Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	670	496,492	499,743	(3,251)
South African Rand, Expiring 10/13/16	Toronto Dominion	ZAR	2,077	142,749	147,390	(4,641)
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	107,737	94,258	96,154	(1,896)
Turkish Lira, Expiring 08/19/16	Citigroup Global Markets	TRY	842	279,500	280,447	(947)
Expiring 08/19/16	Citigroup Global Markets	TRY	494	165,182	164,578	604
Expiring 08/19/16	Citigroup Global Markets	TRY	267	89,128	88,817	311
Expiring 08/19/16	Goldman Sachs & Co.	TRY	713	241,100	237,614	3,486

				$7,595,561	$7,719,815	(124,254)

						$(101,225)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Credit default swap agreements outstanding at July 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1)
CDX.EM.22.V1	12/20/19	1.000%	3,552	$(224,291)	$(400,865)	$176,574	Deutsche Bank AG
CDX.EM.22.V1	12/20/19	1.000%	2,880	(181,857)	(333,120)	151,263	Citigroup Global Markets
CDX.EM.22.V1	12/20/19	1.000%	1,248	(78,805)	(155,790)	76,985	Barclays Capital Group

				$(484,953)	$(889,775)	$404,822

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$55,454,372	$—	$—
Common Stocks	101,140,454	8,101,181	—
Exchange Traded Funds	27,519,081	—	—
Preferred Stocks	10,743,444	935,668	—
Convertible Bond	—	—	700,830
Corporate Bonds	—	81,743,934	—
Foreign Government Bonds	—	39,884,074	—
U.S. Treasury Obligation	—	854,218	—
Other Financial Instruments*
Futures Contracts	59,061	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(101,225)	—
OTC Credit Default Swap Agreements	—	(484,953)	—

Total	$194,916,412	$130,932,897	$700,830

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential QMA Defensive Equity Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 94.9%
Aerospace & Defense — 3.7%
Boeing Co. (The)	11,030	$1,474,270
General Dynamics Corp.	5,290	777,048
Honeywell International, Inc.	14,040	1,633,273
L-3 Communications Holdings, Inc.	1,420	215,315
Lockheed Martin Corp.	4,830	1,220,686
Northrop Grumman Corp.	3,330	721,378
Raytheon Co.	5,470	763,229
Rockwell Collins, Inc.	2,400	203,088
Textron, Inc.	4,900	191,100
TransDigm Group, Inc.*	980	273,930
United Technologies Corp.	14,340	1,543,701

		9,017,018

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	2,600	181,012
Expeditors International of Washington, Inc.	3,300	163,119
FedEx Corp.	4,600	744,740
United Parcel Service, Inc. (Class B Stock)	12,720	1,375,032

		2,463,903

Airlines — 0.8%
Alaska Air Group, Inc.	2,300	154,606
American Airlines Group, Inc.	10,600	376,300
Delta Air Lines, Inc.	14,200	550,250
Southwest Airlines Co.	11,700	433,017
United Continental Holdings, Inc.*	6,200	290,718

		1,804,891

Auto Components — 0.2%
BorgWarner, Inc.	1,560	51,761
Delphi Automotive PLC (United Kingdom)	2,000	135,640
Goodyear Tire & Rubber Co. (The)	1,900	54,473
Johnson Controls, Inc.	4,800	220,416

		462,290

Automobiles — 0.3%
Ford Motor Co.	28,700	363,342
General Motors Co.	10,300	324,862
Harley-Davidson, Inc.(a)	1,300	68,796

		757,000

Banks — 3.7%
Bank of America Corp.	92,300	1,337,427
BB&T Corp.	7,400	272,838
Citigroup, Inc.	26,400	1,156,584
Citizens Financial Group, Inc.	4,900	109,417
Comerica, Inc.	1,600	72,384
Fifth Third Bancorp	7,000	132,860
Huntington Bancshares, Inc.	7,500	71,250
JPMorgan Chase & Co.	32,800	2,098,216
KeyCorp	7,800	91,260
M&T Bank Corp.	1,450	166,112
People’s United Financial, Inc.	2,900	43,964
PNC Financial Services Group, Inc. (The)	4,500	371,925
Regions Financial Corp.	11,700	107,289
SunTrust Banks, Inc.	4,500	190,305
U.S. Bancorp	14,600	615,682

Wells Fargo & Co.	41,500	1,990,755
Zions Bancorporation	1,900	52,972

		8,881,240

Beverages — 3.8%
Brown-Forman Corp. (Class B Stock)	2,200	216,018
Coca-Cola Co. (The)	84,000	3,664,920
Constellation Brands, Inc. (Class A Stock)	3,810	627,240
Dr. Pepper Snapple Group, Inc.	4,000	394,040
Molson Coors Brewing Co. (Class B Stock)	3,980	406,597
Monster Beverage Corp.*	3,040	488,315
PepsiCo, Inc.	31,170	3,395,036

		9,192,166

Biotechnology — 1.1%
AbbVie, Inc.	7,300	483,479
Alexion Pharmaceuticals, Inc.*	1,010	129,886
Amgen, Inc.	3,390	583,182
Biogen, Inc.*	990	287,031
Celgene Corp.*	3,490	391,543
Gilead Sciences, Inc.	5,970	474,436
Regeneron Pharmaceuticals, Inc.*	360	153,043
Vertex Pharmaceuticals, Inc.*	1,170	113,490

		2,616,090

Building Products — 0.2%
Allegion PLC	1,766	127,841
Fortune Brands Home & Security, Inc.	2,800	177,156
Masco Corp.	6,100	222,528

		527,525

Capital Markets — 1.3%
Affiliated Managers Group, Inc.*	510	74,858
Ameriprise Financial, Inc.	1,530	146,635
Bank of New York Mellon Corp. (The)	9,700	382,180
BlackRock, Inc.	1,140	417,525
Charles Schwab Corp. (The)	10,900	309,778
E*TRADE Financial Corp.*	2,600	65,208
Franklin Resources, Inc.	3,390	122,684
Goldman Sachs Group, Inc. (The)	3,490	554,247
Invesco Ltd.	3,800	110,884
Legg Mason, Inc.	1,000	34,140
Morgan Stanley	13,600	390,728
Northern Trust Corp.	2,000	135,180
State Street Corp.	3,600	236,808
T. Rowe Price Group, Inc.	2,300	162,587

		3,143,442

Chemicals — 1.3%
Air Products & Chemicals, Inc.	1,570	234,589
Albemarle Corp.	900	75,753
CF Industries Holdings, Inc.	1,850	45,658
Dow Chemical Co. (The)	9,000	483,030
E.I. du Pont de Nemours & Co.	7,000	484,190
Eastman Chemical Co.	1,200	78,276
Ecolab, Inc.	2,120	250,966
FMC Corp.	1,100	52,294
International Flavors & Fragrances, Inc.	640	85,280
LyondellBasell Industries NV (Class A Stock)	2,760	207,718
Monsanto Co.	3,510	374,763

Mosaic Co. (The)	2,800	75,600
PPG Industries, Inc.	2,140	224,079
Praxair, Inc.	2,290	266,877
Sherwin-Williams Co. (The)	640	191,827

		3,130,900

Commercial Services & Supplies — 0.6%
Cintas Corp.	1,600	171,632
Pitney Bowes, Inc.	3,400	65,654
Republic Services, Inc.	4,400	225,544
Stericycle, Inc.*	1,570	141,724
Tyco International PLC	7,800	355,446
Waste Management, Inc.	7,600	502,512

		1,462,512

Communications Equipment — 0.4%
Cisco Systems, Inc.	27,300	833,469
F5 Networks, Inc.*	370	45,665
Harris Corp.	700	60,634
Juniper Networks, Inc.	1,900	43,111
Motorola Solutions, Inc.	900	62,442

		1,045,321

Construction & Engineering — 0.1%
Fluor Corp.	2,500	133,800
Jacobs Engineering Group, Inc.*	2,200	117,744
Quanta Services, Inc.*	2,700	69,120

		320,664

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	510	103,351
Vulcan Materials Co.	1,070	132,659

		236,010

Consumer Finance — 0.5%
American Express Co.	7,300	470,558
Capital One Financial Corp.	4,600	308,568
Discover Financial Services	3,700	210,308
Navient Corp.	3,200	45,440
Synchrony Financial*	7,501	209,128

		1,244,002

Containers & Packaging — 0.2%
Avery Dennison Corp.	700	54,523
Ball Corp.	1,400	98,938
International Paper Co.	3,300	151,173
Owens-Illinois, Inc.*	1,300	24,427
Sealed Air Corp.	1,600	75,488
WestRock Co.	2,036	87,365

		491,914

Distributors — 0.1%
Genuine Parts Co.	1,100	112,464
LKQ Corp.*	2,200	75,658

		188,122

Diversified Consumer Services
H&R Block, Inc.	1,600	38,064

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	16,830	2,428,064
CME Group, Inc.	3,100	316,944
Intercontinental Exchange, Inc.	1,086	286,921
Leucadia National Corp.	3,100	56,606
Moody’s Corp.	1,530	162,195
Nasdaq, Inc.	1,100	77,836
S&P Global, Inc.	2,400	293,280

		3,621,846

Diversified Telecommunication Services — 7.9%
AT&T, Inc.	221,494	9,588,475
CenturyLink, Inc.	19,600	616,224
Frontier Communications Corp.	42,200	219,440
Level 3 Communications, Inc.*	10,400	526,240
Verizon Communications, Inc.	146,700	8,128,647

		19,079,026

Electric Utilities — 10.7%
Alliant Energy Corp.	14,300	575,575
American Electric Power Co., Inc.	30,900	2,141,370
Duke Energy Corp.	43,400	3,714,606
Edison International	20,500	1,586,290
Entergy Corp.	11,300	919,707
Eversource Energy	20,000	1,169,800
Exelon Corp.	58,000	2,162,240
FirstEnergy Corp.	26,700	932,364
NextEra Energy, Inc.	29,050	3,726,824
PG&E Corp.	31,200	1,994,928
Pinnacle West Capital Corp.	7,000	552,090
PPL Corp.	42,600	1,606,446
Southern Co. (The)	59,100	3,161,850
Xcel Energy, Inc.	31,900	1,402,962

		25,647,052

Electrical Equipment — 0.8%
Acuity Brands, Inc.	810	212,568
AMETEK, Inc.	4,300	202,229
Eaton Corp. PLC	8,400	532,644
Emerson Electric Co.	11,800	659,620
Rockwell Automation, Inc.	2,400	274,560

		1,881,621

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	1,640	97,613
Corning, Inc.	5,800	128,876
FLIR Systems, Inc.	700	22,806
TE Connectivity Ltd. (Switzerland)	1,900	114,532

		363,827

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	3,600	172,188
Diamond Offshore Drilling, Inc.	500	11,360
FMC Technologies, Inc.*	1,800	45,684
Halliburton Co.	7,000	305,620
Helmerich & Payne, Inc.(a)	870	53,914
National Oilwell Varco, Inc.	3,000	97,050
Schlumberger Ltd.	11,419	919,458
Transocean Ltd.(a)	2,800	30,772

		1,636,046

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	9,460	1,581,901
CVS Health Corp.	23,190	2,150,177
Kroger Co. (The)	20,500	700,895
Sysco Corp.	11,300	585,227
Wal-Mart Stores, Inc.	33,000	2,408,010
Walgreens Boots Alliance, Inc.	18,700	1,481,975
Whole Foods Market, Inc.	6,900	210,312

		9,118,497

Food Products — 3.0%
Archer-Daniels-Midland Co.	12,700	572,516
Campbell Soup Co.	3,900	242,853
ConAgra Foods, Inc.	9,400	439,544
General Mills, Inc.	12,800	920,192
Hershey Co. (The)	3,030	335,603
Hormel Foods Corp.	5,800	216,630
J.M. Smucker Co. (The)	2,590	399,274
Kellogg Co.	5,400	446,634
Kraft Heinz Co. (The)	12,900	1,114,431
McCormick & Co., Inc.	2,490	254,602
Mead Johnson Nutrition Co.	4,080	363,936
Mondelez International, Inc. (Class A Stock)	33,500	1,473,330
Tyson Foods, Inc. (Class A Stock)	6,500	478,400

		7,257,945

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	6,600	295,350
Baxter International, Inc.	2,500	120,050
Becton, Dickinson and Co.	955	168,080
Boston Scientific Corp.*	6,100	148,108
C.R. Bard, Inc.	330	73,831
Danaher Corp.	2,700	219,888
Dentsply Sirona, Inc.	1,100	70,444
Edwards Lifesciences Corp.*	960	109,939
Hologic, Inc.*	1,100	42,339
Intuitive Surgical, Inc.*	180	125,237
Medtronic PLC	6,388	559,780
St. Jude Medical, Inc.	1,300	107,952
Stryker Corp.	1,420	165,118
Varian Medical Systems, Inc.*	400	37,896
Zimmer Biomet Holdings, Inc.	900	118,026

		2,362,038

Health Care Providers & Services — 1.0%
Aetna, Inc.	1,580	182,032
AmerisourceBergen Corp.	850	72,411
Anthem, Inc.	1,190	156,295
Cardinal Health, Inc.	1,500	125,400
Centene Corp.*	800	56,440
Cigna Corp.	1,160	149,594
DaVita HealthCare Partners, Inc.*	780	60,481
Express Scripts Holding Co.*	2,900	220,603
HCA Holdings, Inc.*	1,400	107,982
Henry Schein, Inc.*	370	66,963
Humana, Inc.	680	117,334
Laboratory Corp. of America Holdings*	460	64,198
McKesson Corp.	1,020	198,451
Patterson Cos., Inc.	400	19,744
Quest Diagnostics, Inc.	600	51,816
UnitedHealth Group, Inc.	4,290	614,328

Universal Health Services, Inc. (Class B Stock)	410	53,107

		2,317,179

Health Care Technology
Cerner Corp.*	1,400	87,346

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	3,200	149,504
Chipotle Mexican Grill, Inc.*	220	93,278
Darden Restaurants, Inc.	800	49,248
Marriott International, Inc. (Class A Stock)(a)	1,400	100,380
McDonald’s Corp.	6,470	761,196
Royal Caribbean Cruises Ltd.	1,200	86,928
Starbucks Corp.	10,800	626,940
Starwood Hotels & Resorts Worldwide, Inc.	1,200	93,672
Wyndham Worldwide Corp.	800	56,816
Wynn Resorts Ltd.	580	56,811
Yum! Brands, Inc.	3,000	268,260

		2,343,033

Household Durables — 0.3%
D.R. Horton, Inc.	2,400	78,912
Garmin Ltd.	800	43,464
Harman International Industries, Inc.	480	39,667
Leggett & Platt, Inc.	1,000	52,570
Lennar Corp. (Class A Stock)	1,300	60,840
Mohawk Industries, Inc.*	470	98,202
Newell Rubbermaid, Inc.	3,300	173,118
PulteGroup, Inc.	2,300	48,714
Whirlpool Corp.	560	107,722

		703,209

Household Products — 3.3%
Church & Dwight Co., Inc.	2,770	272,125
Clorox Co. (The)	2,790	365,685
Colgate-Palmolive Co.	19,300	1,436,499
Kimberly-Clark Corp.	7,770	1,006,604
Procter & Gamble Co. (The)	57,500	4,921,425

		8,002,338

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	41,400	511,290
NRG Energy, Inc.	19,800	274,032

		785,322

Industrial Conglomerates — 3.2%
3M Co.	11,170	1,992,281
General Electric Co.	169,320	5,272,625
Roper Technologies, Inc.	1,870	318,573

		7,583,479

Insurance — 1.7%
Aflac, Inc.	3,800	274,664
Allstate Corp. (The)	3,400	232,322
American International Group, Inc.	10,100	549,844
Aon PLC	2,410	258,039
Arthur J. Gallagher & Co.	1,600	78,704
Assurant, Inc.	600	49,806
Chubb Ltd.	4,187	524,464
Cincinnati Financial Corp.	1,400	104,580

Hartford Financial Services Group, Inc. (The)	3,600	143,460
Lincoln National Corp.	2,200	96,074
Loews Corp.	2,400	99,192
Marsh & McLennan Cos., Inc.	4,700	309,025
MetLife, Inc.	9,900	423,126
Principal Financial Group, Inc.	2,500	116,575
Progressive Corp. (The)	5,300	172,303
Torchmark Corp.	1,100	68,057
Travelers Cos., Inc. (The)	2,650	307,983
Unum Group	2,200	73,502
Willis Towers Watson PLC	1,270	156,997
XL Group Ltd. (Ireland)	2,600	89,986

		4,128,703

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.*	2,860	2,170,197
Expedia, Inc.	870	101,486
Netflix, Inc.*	3,170	289,263
Priceline Group, Inc. (The)*	370	499,800
TripAdvisor, Inc.*	890	62,273

		3,123,019

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	900	45,477
Alphabet, Inc. (Class A Stock)*	1,600	1,266,144
Alphabet, Inc. (Class C Stock)*	1,611	1,238,521
eBay, Inc.*	5,700	177,612
Facebook, Inc. (Class A Stock)*	12,560	1,556,686
VeriSign, Inc.*(a)	500	43,305
Yahoo!, Inc.*	4,700	179,493

		4,507,238

IT Services — 1.6%
Accenture PLC (Class A Stock)	3,390	382,426
Alliance Data Systems Corp.*	320	74,118
Automatic Data Processing, Inc.	2,500	222,375
Cognizant Technology Solutions Corp. (Class A Stock)*	3,320	190,867
CSRA, Inc.	700	18,844
Fidelity National Information Services, Inc.	1,500	119,295
Fiserv, Inc.*	1,210	133,536
Global Payments, Inc.	800	59,728
International Business Machines Corp.	4,800	770,976
MasterCard, Inc. (Class A Stock)	5,260	500,962
Paychex, Inc.	1,700	100,776
PayPal Holdings, Inc.*	5,900	219,716
Teradata Corp.*	700	19,866
Total System Services, Inc.	900	45,828
Visa, Inc. (Class A Stock)	10,360	808,598
Western Union Co. (The)	2,600	52,000
Xerox Corp.	5,100	52,530

		3,772,441

Leisure Products — 0.1%
Hasbro, Inc.	800	64,984
Mattel, Inc.	2,500	83,450

		148,434

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	1,500	72,165
Illumina, Inc.*	670	111,455

PerkinElmer, Inc.	500	28,460
Thermo Fisher Scientific, Inc.	1,780	282,735
Waters Corp.*	370	58,804

		553,619

Machinery — 2.0%
Caterpillar, Inc.	10,780	892,153
Cummins, Inc.	2,920	358,488
Deere & Co.(a)	5,500	427,405
Dover Corp.	2,900	207,147
Flowserve Corp.	2,400	114,840
Fortive Corp.*	5,550	267,566
Illinois Tool Works, Inc.	5,960	687,784
Ingersoll-Rand PLC	4,700	311,422
PACCAR, Inc.	6,400	377,408
Parker Hannifin Corp.	2,480	283,191
Pentair PLC (United Kingdom)	3,300	210,606
Snap-on, Inc.	1,070	168,172
Stanley Black & Decker, Inc.	2,770	337,109
Xylem, Inc.	3,300	157,773

		4,801,064

Media — 1.5%
CBS Corp. (Class B Stock)	3,100	161,882
Comcast Corp. (Class A Stock)	17,800	1,197,050
Discovery Communications, Inc. (Class A Stock)*	1,100	27,599
Discovery Communications, Inc. (Class C Stock)*	1,700	41,718
Interpublic Group of Cos., Inc. (The)	2,900	66,874
News Corp. (Class A Stock)	2,750	35,668
News Corp. (Class B Stock)	700	9,408
Omnicom Group, Inc.	1,800	148,122
Scripps Networks Interactive, Inc. (Class A Stock)	700	46,242
TEGNA, Inc.	1,600	35,040
Time Warner, Inc.	5,800	444,570
Twenty-First Century Fox, Inc. (Class A Stock)	8,000	213,120
Twenty-First Century Fox, Inc. (Class B Stock)	3,100	83,793
Viacom, Inc. (Class B Stock)	2,500	113,675
Walt Disney Co. (The)	11,040	1,059,288

		3,684,049

Metals & Mining — 0.2%
Alcoa, Inc.	10,500	111,510
Freeport-McMoRan, Inc.	10,000	129,600
Newmont Mining Corp.	4,200	184,800
Nucor Corp.	2,500	134,100

		560,010

Multiline Retail — 0.4%
Dollar General Corp.	2,100	198,954
Dollar Tree, Inc.*	1,800	173,322
Kohl’s Corp.	1,300	54,067
Macy’s, Inc.	2,200	78,826
Nordstrom, Inc.(a)	900	39,807
Target Corp.	4,300	323,919

		868,895

Multi-Utilities — 5.6%
Ameren Corp.	15,300	802,332
CenterPoint Energy, Inc.	27,100	648,232
CMS Energy Corp.	17,600	795,168

Consolidated Edison, Inc.	19,200	1,537,536
Dominion Resources, Inc.	38,800	3,027,176
DTE Energy Co.	11,300	1,101,976
NiSource, Inc.	20,200	518,332
Public Service Enterprise Group, Inc.	31,800	1,463,118
SCANA Corp.	9,000	674,460
Sempra Energy	14,920	1,669,250
WEC Energy Group, Inc.	19,884	1,290,670

		13,528,250

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	4,230	230,662
Apache Corp.	3,100	162,750
Cabot Oil & Gas Corp.	3,800	93,746
Chesapeake Energy Corp.*(a)	4,700	25,474
Chevron Corp.	15,490	1,587,415
Cimarex Energy Co.	780	93,616
Concho Resources, Inc.*	1,070	132,894
ConocoPhillips	10,200	416,364
Devon Energy Corp.	4,300	164,604
EOG Resources, Inc.	4,530	370,101
EQT Corp.	1,470	107,104
Exxon Mobil Corp.	34,120	3,034,974
Hess Corp.	2,130	114,275
Kinder Morgan, Inc.	15,000	304,950
Marathon Oil Corp.	6,900	94,116
Marathon Petroleum Corp.	4,280	168,589
Murphy Oil Corp.	1,300	35,659
Newfield Exploration Co.*	1,600	69,280
Noble Energy, Inc.	3,500	125,020
Occidental Petroleum Corp.	6,300	470,799
ONEOK, Inc.	1,700	76,143
Phillips 66	3,900	296,634
Pioneer Natural Resources Co.	1,350	219,469
Range Resources Corp.	1,400	56,434
Southwestern Energy Co.*	3,800	55,404
Spectra Energy Corp.	5,600	201,432
Tesoro Corp.	1,000	76,150
Valero Energy Corp.	3,800	198,664
Williams Cos., Inc. (The)	5,600	134,232

		9,116,954

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,800	445,920

Pharmaceuticals — 2.1%
Allergan PLC*	1,788	452,275
Bristol-Myers Squibb Co.	7,500	561,075
Eli Lilly & Co.	4,400	364,716
Endo International PLC*	900	15,624
Johnson & Johnson	12,400	1,552,852
Mallinckrodt PLC*	470	31,650
Merck & Co., Inc.	12,500	733,250
Mylan NV*	1,900	88,901
Perrigo Co. PLC	650	59,403
Pfizer, Inc.	27,300	1,007,097
Zoetis, Inc.	2,000	100,940

		4,967,783

Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	670	86,597
Equifax, Inc.	2,190	290,087
Nielsen Holdings PLC	6,600	355,476
Robert Half International, Inc.	2,400	87,696
Verisk Analytics, Inc.*	2,900	247,312

		1,067,168

Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	3,840	444,556
Apartment Investment & Management Co. (Class A Stock)	1,500	68,955
AvalonBay Communities, Inc.	1,250	232,062
Boston Properties, Inc.	1,400	198,982
Crown Castle International Corp.	3,050	295,941
Digital Realty Trust, Inc.(a)	1,350	141,021
Equinix, Inc.	631	235,281
Equity Residential	3,300	224,367
Essex Property Trust, Inc.	600	140,328
Extra Space Storage, Inc.	1,200	103,224
Federal Realty Investment Trust	660	112,002
General Growth Properties, Inc.	5,300	169,335
HCP, Inc.	4,200	164,766
Host Hotels & Resorts, Inc.	6,800	120,632
Iron Mountain, Inc.	2,238	92,228
Kimco Realty Corp.	3,800	121,980
Macerich Co. (The)	1,200	107,088
Prologis, Inc.	4,800	261,552
Public Storage	1,340	320,153
Realty Income Corp.	2,400	171,528
Simon Property Group, Inc.	2,790	633,442
SL Green Realty Corp.	930	109,573
UDR, Inc.	2,400	89,352
Ventas, Inc.	3,100	236,096
Vornado Realty Trust	1,640	176,136
Welltower, Inc.	3,200	253,856
Weyerhaeuser Co.	6,740	220,533

		5,444,969

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	2,700	76,815

Road & Rail — 1.2%
CSX Corp.	17,600	498,608
JB Hunt Transport Services, Inc.	1,600	133,008
Kansas City Southern	2,000	192,220
Norfolk Southern Corp.	5,490	492,892
Ryder System, Inc.	1,000	65,900
Union Pacific Corp.	15,470	1,439,483

		2,822,111

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	1,700	108,511
Applied Materials, Inc.	5,900	155,111
Broadcom Ltd. (Singapore)	2,012	325,904
First Solar, Inc.*	400	18,672
Intel Corp.	25,600	892,416
KLA-Tencor Corp.	900	68,139
Lam Research Corp.(a)	900	80,793
Linear Technology Corp.	1,300	77,987
Microchip Technology, Inc.(a)	1,200	66,768
Micron Technology, Inc.*	5,600	76,944

NVIDIA Corp.	2,700	154,170
Qorvo, Inc.*	700	44,261
QUALCOMM, Inc.	8,000	500,640
Skyworks Solutions, Inc.	1,030	68,001
Texas Instruments, Inc.	5,500	383,625
Xilinx, Inc.	1,400	71,512

		3,093,454

Software — 1.8%
Activision Blizzard, Inc.	2,700	108,432
Adobe Systems, Inc.*	2,700	264,222
Autodesk, Inc.*	1,200	71,340
CA, Inc.	1,600	55,440
Citrix Systems, Inc.*	900	80,217
Electronic Arts, Inc.*	1,600	122,112
Intuit, Inc.	1,390	154,276
Microsoft Corp.	42,700	2,420,236
Oracle Corp.	16,900	693,576
Red Hat, Inc.*	1,000	75,290
salesforce.com, Inc.*	3,500	286,300
Symantec Corp.	3,300	67,419

		4,398,860

Specialty Retail — 1.5%
Advance Auto Parts, Inc.	550	93,423
AutoNation, Inc.*	500	26,675
AutoZone, Inc.*	220	179,073
Bed Bath & Beyond, Inc.	1,100	49,445
Best Buy Co., Inc.	2,000	67,200
CarMax, Inc.*(a)	1,400	81,564
Foot Locker, Inc.	1,000	59,620
Gap, Inc. (The)	1,600	41,264
Home Depot, Inc. (The)	9,170	1,267,661
L Brands, Inc.	1,900	140,410
Lowe’s Cos., Inc.	6,500	534,820
O’Reilly Automotive, Inc.*	710	206,347
Ross Stores, Inc.	2,980	184,253
Signet Jewelers Ltd.	570	50,109
Staples, Inc.	4,700	43,663
Tiffany & Co.(a)	840	54,197
TJX Cos., Inc. (The)	4,900	400,428
Tractor Supply Co.	1,000	91,650
Ulta Salon Cosmetics & Fragrance, Inc.*	460	120,157
Urban Outfitters, Inc.*	600	17,940

		3,709,899

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	29,720	3,097,121
EMC Corp.	10,600	299,768
Hewlett Packard Enterprise Co.	9,000	189,180
HP, Inc.	9,200	128,892
NetApp, Inc.	1,500	39,525
Seagate Technology PLC	1,600	51,248
Western Digital Corp.	1,532	72,785

		3,878,519

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	2,000	86,220
Hanesbrands, Inc.	2,700	71,982
Michael Kors Holdings Ltd.*	1,300	67,236

NIKE, Inc. (Class B Stock)			9,820	545,010
PVH Corp.			620	62,657
Ralph Lauren Corp.			480	47,083
Under Armour, Inc. (Class A Stock)*(a)			1,300	51,298
Under Armour, Inc. (Class C Stock)*			1,311	46,815
VF Corp.			2,420	151,081

				1,129,382

Tobacco — 3.0%
Altria Group, Inc.			42,200	2,856,940
Philip Morris International, Inc.			33,480	3,356,705
Reynolds American, Inc.			17,830	892,570

				7,106,215

Trading Companies & Distributors — 0.2%
Fastenal Co.			5,300	226,575
United Rentals, Inc.*			1,650	131,455
W.W. Grainger, Inc.(a)			1,040	227,604

				585,634

Water Utilities — 0.4%
American Water Works Co., Inc.			11,200	924,896

TOTAL COMMON STOCKS (cost $175,954,104)				228,257,179

			Units
RIGHTS*(h)
Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR^(b)			2,400	395
Safeway PDC, expiring 01/30/17, CVR^(b)			2,400	126

TOTAL RIGHTS (cost $2,553)				521

TOTAL LONG-TERM INVESTMENTS (cost $175,956,657)				228,257,700

SHORT-TERM INVESTMENTS — 5.7%

			Shares
AFFILIATED MUTUAL FUND — 5.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $13,275,031; includes $1,416,580 of cash collateral for securities on loan)(c)(d)			13,275,031	13,275,031

Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(e)(f) — 0.2%
U.S. Treasury Bills (cost $499,838)	0.238%	09/15/16	500	499,818

TOTAL SHORT-TERM INVESTMENTS (cost $13,774,869)				13,774,849

TOTAL INVESTMENTS — 100.6% (cost $189,731,526)(g)	242,032,549
Liabilities in excess of other assets(i) — (0.6)%	(1,403,777)

NET ASSETS — 100.0%	$240,628,772

The following abbreviations are used in the quarterly schedule of portfolio holdings:

CVR	Contingent Value Rights
OTC	Over-the-counter

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $521 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,386,314; cash collateral of $1,416,580 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Rates shown reflect yield to maturity at purchase date.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$194,123,100

Appreciation	53,127,032
Depreciation	(5,217,583)

Net Unrealized Appreciation	$47,909,449

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure at July 31, 2016.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation(1)
	Long Positions:
80	S&P 500 E-Mini Index	Sep. 2016	$8,314,013	$8,672,800	$358,787
5	S&P 500 Index	Sep. 2016	2,609,081	2,710,250	101,169

					$459,956

U.S. Treasury obligation with a market value of $499,818 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at July 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,017,018	$—	$—
Air Freight & Logistics	2,463,903	—	—
Airlines	1,804,891	—	—
Auto Components	462,290	—	—
Automobiles	757,000	—	—
Banks	8,881,240	—	—
Beverages	9,192,166	—	—
Biotechnology	2,616,090	—	—
Building Products	527,525	—	—
Capital Markets	3,143,442	—	—
Chemicals	3,130,900	—	—
Commercial Services & Supplies	1,462,512	—	—
Communications Equipment	1,045,321	—	—
Construction & Engineering	320,664	—	—
Construction Materials	236,010	—	—
Consumer Finance	1,244,002	—	—
Containers & Packaging	491,914	—	—
Distributors	188,122	—	—
Diversified Consumer Services	38,064	—	—
Diversified Financial Services	3,621,846	—	—
Diversified Telecommunication Services	19,079,026	—	—
Electric Utilities	25,647,052	—	—
Electrical Equipment	1,881,621	—	—
Electronic Equipment, Instruments & Components	363,827	—	—
Energy Equipment & Services	1,636,046	—	—
Food & Staples Retailing	9,118,497	—	—
Food Products	7,257,945	—	—
Health Care Equipment & Supplies	2,362,038	—	—
Health Care Providers & Services	2,317,179	—	—
Health Care Technology	87,346	—	—
Hotels, Restaurants & Leisure	2,343,033	—	—
Household Durables	703,209	—	—
Household Products	8,002,338	—	—
Independent Power & Renewable Electricity Producers	785,322	—	—
Industrial Conglomerates	7,583,479	—	—
Insurance	4,128,703	—	—
Internet & Catalog Retail	3,123,019	—	—
Internet Software & Services	4,507,238	—	—
IT Services	3,772,441	—	—
Leisure Products	148,434	—	—
Life Sciences Tools & Services	553,619	—	—
Machinery	4,801,064	—	—
Media	3,684,049	—	—
Metals & Mining	560,010	—	—
Multiline Retail	868,895	—	—
Multi-Utilities	13,528,250	—	—
Oil, Gas & Consumable Fuels	9,116,954	—	—
Personal Products	445,920	—	—
Pharmaceuticals	4,967,783	—	—
Professional Services	1,067,168	—	—
Real Estate Investment Trusts (REITs)	5,444,969	—	—
Real Estate Management & Development	76,815	—	—
Road & Rail	2,822,111	—	—
Semiconductors & Semiconductor Equipment	3,093,454	—	—
Software	4,398,860	—	—
Specialty Retail	3,709,899	—	—
Technology Hardware, Storage & Peripherals	3,878,519	—	—
Textiles, Apparel & Luxury Goods	1,129,382	—	—
Tobacco	7,106,215	—	—
Trading Companies & Distributors	585,634	—	—
Water Utilities	924,896	—	—

Rights
Food & Staples Retailing	—	—	521
Affiliated Mutual Fund	13,275,031	—	—
U.S. Treasury Obligation	—	499,818	—
Other Financial Instruments*
Futures Contracts	459,956	—	—

Total	$241,992,166	$499,818	$521

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.